Schedule of reconciliation between statutory income tax and effective tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income before income taxes	$ (4,749,419)	$ (20,484,073)	$ (791,672)
Tax rate	25.00%	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (1,187,355)	$ (5,121,018)	$ (197,918)
Effect of tax-exempt entity	23,825	557,311	719,274
Effect of pervious year over-paid tax expenses		2,446	1,314
Effect of non-tax deductible expenses and loss	25	47	35,847
Effect of deductible prior year loss		(11,010)	(18,406)
Effect of tax loss not recognized	496,810	1,356,114	68,509
Effect of pervious year over-accrued tax expenses		293,334
Effect of investment income(loss)not recognized	(424,968)	(181,107)
Effect of impairment not recognized	1,064,390	3,526,795
Income tax expense	(27,273)	422,912	608,620
Deferred tax assets	5,449,652	4,892,726	68,345
Valuation allowance	(5,449,652)	(4,892,726)	(68,345)
Deferred tax assets, net
Deferred tax liability		(28,241)	(38,744)
Deferred tax liability		28,241	38,744
Total deferred tax assets		$ 28,241	$ 38,744